As filed with the Securities and Exchange Commission on May 2, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

DSM Large Cap Growth Fund
SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS: 99.6%
	Air Freight & Logistics: 6.0%
9,975	C.H. Robinson Worldwide, Inc.	$739,447
14,825	Expeditors International of Washington, Inc.	743,325
		1,482,772
	Beverages: 1.8%
12,050	SABMiller plc - ADR	431,270
	Biotechnology: 4.9%
21,050	Celgene Corp.*	1,211,007
	Capital Markets: 5.1%
3,925	Franklin Resources, Inc.	490,939
29,675	Invesco Ltd.	758,493
		1,249,432
	Chemicals: 2.4%
5,800	Praxair, Inc.	589,280
	Communications Equipment: 5.6%
4,850	F5 Networks, Inc.*	497,465
20,900	Juniper Networks, Inc.*	879,472
		1,376,937
	Computers & Peripherals: 10.3%
4,600	Apple, Inc.*	1,602,870
19,325	NetApp, Inc.*	931,078
		2,533,948
	Energy Equipment & Services: 9.0%
11,735	Baker Hughes, Inc.	861,701
14,400	Schlumberger Ltd.	1,342,944
		2,204,645
	Food Products: 2.1%
9,150	Nestle SA - ADR	525,942
	Health Care Equipment & Supplies: 5.8%
2,775	Intuitive Surgical, Inc.*	925,351
7,295	Varian Medical Systems, Inc.*	493,434
		1,418,785
	Hotels, Restaurants & Leisure: 2.6%
8,275	McDonalds Corp.	629,645
	Industrial Conglomerates: 7.0%
9,175	3M Co.	857,863
42,850	General Electric Co.	859,142
		1,717,005
	Internet & Catalog Retail: 3.9%
1,885	Priceline Communications, Inc.*	954,639
	Internet Software & Services: 5.0%
2,085	Google, Inc.*	1,222,248
	IT Services: 6.6%
12,225	Cognizant Technology Solutions Corp.*	995,115
8,425	Visa, Inc.	620,249
		1,615,364
	Media: 7.2%
17,300	Discovery Communications, Inc.*	690,270
12,485	Omnicom Group, Inc.	612,514
7,375	WPP plc - ADR	455,480
		1,758,264
	Pharmaceuticals: 6.3%
8,275	Allergan, Inc.	587,690
10,850	Shire plc - ADR	945,035
		1,532,725
	Semiconductors & Semiconductor Equipment: 0.5%
2,500	Altera Corp.	110,050
	Software: 4.8%
21,775	Adobe Systems, Inc.*	722,059
8,650	Rovi Corp.*	464,072
		1,186,131

	Telecommunications: 2.7%
27,175	Tencent Holdings Ltd. - ADR	663,342

	TOTAL COMMON STOCKS
	(Cost $22,132,930)	24,413,431

	SHORT TERM INVESTMENT: 0.5%
132,103	Invesco Short-Term Investments Trust Treasury Portfolio, 0.02%^	132,103

	TOTAL SHORT-TERM INVESTMENT
	(Cost $132,103)	132,103

	TOTAL INVESTMENTS IN SECURITIES: 100.1%
	(Cost $22,265,033)	24,545,534
	Liabilities in Excess of Other Assets: (0.1%)	(19,129)
	TOTAL NET ASSETS: 100.0%	$24,526,405

ADR - American Depository Receipt
* Non-income producing security
^ Seven-day yield as of March 31, 2011

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

Cost of investments		$22,269,071
Gross unrealized appreciation		2,439,516
Gross unrealized depreciation		(163,053)
Net unrealized appreciation		$2,276,463

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2011

The DSM Large Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3
Common Stock	$24,413,431	$-	$-

Short-Term Investment	132,103	-	-

Total Investments in Securities	$24,545,534	$-	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                                Eric W. Falkeis, President

Date   April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                    Eric W. Falkeis, President

Date April 25, 2011

By (Signature and Title)* /s/Patrick J. Rudnick
                                                  Patrick J. Rudnick, Treasurer

Date April 20, 2011

* Print the name and title of each signing officer under his or her signature.

DSM Large Cap Growth Fund 3.31.11 N-Q